Putnam
Growth and
Income
Fund II

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Growth and Income Fund II is designed to perform well in both robust and weak market conditions. The primary features of our value strategy -- the emphasis on stocks with above-average dividends and below-average prices -- keep the fund in stocks that are less vulnerable to a selloff in the event of disappointing news. We believe our value strategy is the best way to achieve strong returns with limited risks, especially in periods when the overall stock market is down."

                                       -- Anthony Kreisel, manager
                                          Putnam Growth and Income Fund II

* "Buying stocks with solid, especially growing, dividends has proved to be a market-beating strategy in both good times and bad. And you can't say that about too many other approaches."

                                       -- Individual Investor, May 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Events in Asia have sparked several waves of market volatility over the past six months. However, Putnam Growth and Income Fund II has been able to benefit from its strategy of investing in companies undergoing constructive change not yet recognized by the market.

Your fund's manager, Anthony Kreisel, believes many of the investments acquired during this somewhat turbulent period will make their own positive contribution to performance over time. Others may not, of course, for past performance can never assure future results. However, your fund's well-diversified portfolio of carefully selected holdings should continue to ameliorate the effects of investments that fail to fulfill their promise.

In the following report on the first half of your fund's fiscal year, the six months ended May 31, 1998, Tony discusses performance to date and offers his insights on prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Anthony I. Kreisel

Defying much of the pessimism that dominated world financial markets in late 1997, stocks in the United States continued to advance during the six months ended May 31, 1998 -- the first half of Putnam Growth and Income Fund II's 1998 fiscal year. In the middle of the period, in fact, major equity indexes such as the S&P 500(registered trademark) Index reached record highs. Asia's financial crisis has persisted, but its effects have turned out to be positive for some U.S. stocks, since many of the negative reverberations were limited to specific industrial sectors.

Your fund had exposure to both the beneficiaries and the casualties of the Asian crisis as well as a number of holdings that remained rather insulated from the turmoil. For the first six months of its 1998 fiscal year, the fund's class A shares gained 9.49% at NAV (3.18% with maximum sales charges taken into account). Complete performance information, including the returns for other share classes, begins on page 8.

* U.S. COMPANIES POST PROFITS IN SPITE OF ASIAN EFFECT

As the semiannual period opened on December 1, 1997, the U.S. stock market was calming down after months of unusual volatility. U.S. companies with significant business in Asia, especially in the technology, financial, and oil sectors, had begun to revise their earnings forecasts downward to reflect the lack of sales growth potential in Asia. At the same time, however, international investors moved capital out of Asia into the relative safety of U.S. Treasury bonds, pushing down interest rates in the United States. Lower rates encouraged businesses and consumers to continue spending, keeping the U.S. economy humming and jump-starting the bull market.

The value stocks in which your fund invests participated in the market's rise but did not lead the way. The fund had significant holdings in the oil and industrial manufacturing sectors, two traditional value groups that suffered directly from slowing business activity in Asia. Fortunately, financial services companies, another traditional value sector, performed satisfactorily in the period. Several money center banks announced mergers, stoking investor interest in the overall industry.

Sector diversity was not the fund's only strength. Our "cheapness and change" strategy, which seeks companies with low stock prices undertaking internal change to improve financial performance, helped to keep the portfolio's risk muted. Stocks with prices lower than the overall market average tend to be the least volatile over time. Moreover, companies undertaking internal changes can deliver attractive stock performance even when external conditions deteriorate.

* LOWER COSTS HELP TO LIFT CONSUMER-RELATED BUSINESSES

One of the most immediate results of the Asian crisis was to give U.S. consumers more money to spend. The falling price of oil cut transportation expenses, while falling interest rates allowed many homeowners to refinance their mortgages at lower rates and spend some of the difference. Key business costs fell for apparel retailers because they were able to import cheaper clothing and other goods from Asia.

Retailing is not considered a traditional value sector, but that industry's struggle to regain competitiveness had attracted our interest in recent years. Department stores, in particular, have faced tough competition from specialized retailers. Several of these corporations responded by undertaking new strategies to restore their profitability and thereby satisfied our cheapness and change criteria. We took profits on retail holdings such as Lowe's Companies and May Department Stores during the semiannual period when they experienced an unexpected price lift because of a boom in consumer spending and cheaper import prices from Asia.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance                         21.1%

Oil and gas                     10.3%

Pharmaceuticals                  8.2%

Utilities                        6.2%

Food and
beverages                        6.1%

Footnote reads:
* Based on net assets as of 5/31/98. Holdings will vary over time.

Another company that we consider consumer related is Goodyear Tire & Rubber. Its earnings are growing and are not dependent on new car sales because replacement tires are 80% of its business. Since drivers have little choice but to replace tires when old ones wear out, Goodyear's earnings are not likely to be affected by the economic cycle. The company has the industry's lowest production costs and is still increasing its efficiency. We added to the fund's position during the period because the drop in Asian demand for cars prompted nervous investors to sell the stock. Although this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* POWERFUL NEW TECHNOLOGY AT TEXAS INSTRUMENTS

As value investors, we believe we are able to identify companies that the market prices below their true long-term worth when other investors take a company for granted or estimate its value based on only one facet of its business. Currently we are especially keen on the prospects of Texas Instruments, which we added to the portfolio during the six-month period. Its stock price declined in late 1997 because it was a major producer of DRAM chips, an industry that fell victim to the Asian crisis. The stock's price measured relative to its sales became 60% cheaper than the market average.

What really convinced us of Texas Instruments' value, though, was its dominance in production of digital signal processors (DSPs). DSPs translate analog information into digital commands and can be used in a host of devices, from telephones to computers to automobiles to nearly every household appliance imaginable. In a clothes dryer, for example, DSPs can measure when clothing has dried and immediately turn off the machine. DSPs are likely to become more widely used than computer chips and TI is the industry leader. TI's new, energetic CEO has even sold the company's semiconductor division in order to concentrate on DSPs.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Xerox Corp.
Business equipment and services

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Texas Instruments, Inc.
Electronics and electrical equipment

IBM Corp.
Computer services and software

Citicorp
Insurance and finance

Merck & Co., Inc.
Pharmaceuticals

The Goodyear Tire & Rubber Co.
Automotive

Owens-Illinois, Inc.
Packaging and containers

Bristol-Myers Squibb Co.
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

These holdings represent 18.1% of the fund's net assets as of 5/31/98. Portfolio holdings will vary over time.

* VALUE ORIENTATION CAN PERFORM WELL IN UP OR DOWN MARKETS

Many U.S. companies still face consequences from Asia's ongoing economic weakness. As we have described, however, this diversified portfolio has pockets of strength. The companies we buy for the portfolio are changing internally, a feature that can help them to perform well in spite of difficult external business conditions. Also our insistence on relatively low-priced stocks with above-average dividend yields positions the portfolio to perform with less volatility than the overall market over the long term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth and Income Fund II is designed for investors seeking primarily capital growth but also current income potential through common stocks.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                                    Class A         Class B         Class M
(inception date)                   (1/5/95)        (1/5/95)        (1/5/95)
                                  NAV     POP     NAV    CDSC     NAV    POP
-----------------------------------------------------------------------------
6 months                         9.49%   3.18%   9.09%   4.13%   9.26%   5.42%
-----------------------------------------------------------------------------
1 year                          20.20   13.32   19.33   14.33   19.71   15.55
-----------------------------------------------------------------------------
Life of Fund                   118.52  105.97  113.01  110.01  114.96  107.42
Annual average                  25.85   23.68   24.91   24.39   25.24   23.93
-----------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                                          S&P 500
                                  (registered trademark)        Consumer
                                           Index               Price Index
-----------------------------------------------------------------------------
6 months                                  15.06%                  0.80%
-----------------------------------------------------------------------------
1 year                                    30.68                   1.69
-----------------------------------------------------------------------------
Life of fund                              85.49                   8.75
Annual average                            29.16                   2.49
-----------------------------------------------------------------------------

Past performance is not indicative of future results. Class A and class M share performance is shown at public offering price and reflects the current maximum sales charge of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge, the maximum being 5%, if shares were redeemed on 5/31/98. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                    Class A       Class B        Class M
(inception date)                    (1/5/95)      (1/5/95)       (1/5/95)
                                  NAV     POP    NAV    CDSC    NAV    POP
------------------------------------------------------------------------------
6 months                         8.25%   2.00%   7.87%   2.87%   7.95%   4.21%
------------------------------------------------------------------------------
1 year                          16.18    9.49   15.30   10.30   15.52   11.47
------------------------------------------------------------------------------
Life of fund                   118.66  106.10  112.90  109.90  114.82  107.29
Annual average                  25.21   23.10   24.25   23.75   24.57   23.30
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98

                                  Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)               2              2              2
------------------------------------------------------------------------------
Income                            $0.120         $0.068         $0.084
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                          0.733          0.733          0.733
------------------------------------------------------------------------------
Short-term                         0.545          0.545          0.545
------------------------------------------------------------------------------
  Total                           $1.398         $1.346         $1.362
------------------------------------------------------------------------------
Share value:                    NAV     POP        NAV        NAV     POP
------------------------------------------------------------------------------
11/30/97                      $14.87  $15.78     $14.77     $14.81  $15.35
------------------------------------------------------------------------------
5/31/98                        14.75   15.65      14.64      14.69   15.22
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          1.63%   1.53%      1.01%      1.20%   1.16%
------------------------------------------------------------------------------
Current 30-day SEC yield2       0.98    0.93       0.23       0.48    0.46
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum sales charge for class A shares and for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
May 31, 1998 (Unaudited)

COMMON STOCKS (97.8%) (a)
NUMBER OF SHARES                                                                                                          VALUE

Aerospace and Defense (1.0%)
-------------------------------------------------------------------------------------------------------------------------------
              606,155   Boeing Co.                                                                               $   28,868,132

Automotive (4.1%)
-------------------------------------------------------------------------------------------------------------------------------
              630,445   Dana Corp.                                                                                   32,861,946
              319,000   Ford Motor Co.                                                                               16,548,125
              631,730   Goodyear Tire & Rubber Co. (The)                                                             45,405,594
              435,925   Lear Corp. (NON)                                                                             23,267,497
                                                                                                                 --------------
                                                                                                                    118,083,162

Basic Industrial Products (5.0%)
-------------------------------------------------------------------------------------------------------------------------------
              474,695   Caterpillar, Inc.                                                                            26,078,557
              459,100   Cooper Industries, Inc.                                                                      29,554,563
              583,155   Deere (John) & Co.                                                                           30,251,166
              622,650   Ingersoll-Rand Co.                                                                           28,058,166
              302,370   Minnesota Mining & Manufacturing Co.                                                         28,007,021
                                                                                                                 --------------
                                                                                                                    141,949,473

Business Equipment and Services (4.8%)
-------------------------------------------------------------------------------------------------------------------------------
              491,945   Hewlett-Packard Co.                                                                          30,562,083
              594,800   Pitney Bowes, Inc.                                                                           27,955,600
              772,281   Xerox Corp.                                                                                  79,351,873
                                                                                                                 --------------
                                                                                                                    137,869,556

Cellular Communications (0.9%)
-------------------------------------------------------------------------------------------------------------------------------
              689,930   US West Media Group (NON)                                                                    25,570,531

Chemicals (2.9%)
-------------------------------------------------------------------------------------------------------------------------------
              503,730   du Pont (E.I.) de Nemours & Co., Ltd.                                                        38,787,210
              343,514   Eastman Chemical Co.                                                                         23,015,438
              581,310   Witco Chemical Corp.                                                                         22,053,448
                                                                                                                 --------------
                                                                                                                     83,856,096

Computer Equipment (0.9%)
-------------------------------------------------------------------------------------------------------------------------------
            1,076,285   Seagate Technology, Inc. (NON)                                                               24,889,091

Computer Services and Software (3.1%)
-------------------------------------------------------------------------------------------------------------------------------
              380,600   Computer Associates Intl., Inc.                                                              19,981,500
              424,155   IBM Corp.                                                                                    49,785,193
              548,715   NCR Corp. (NON)                                                                              18,622,015
                                                                                                                 --------------
                                                                                                                     88,388,708
Consumer Durable Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
              627,045   Hasbro, Inc.                                                                                 23,984,471

Consumer Non Durables (3.8%)
-------------------------------------------------------------------------------------------------------------------------------
              233,020   Clorox Co.                                                                                   19,457,170
              309,515   Colgate-Palmolive Co.                                                                        26,927,805
              728,525   Kimberly-Clark Corp.                                                                         36,107,520
              732,010   Philip Morris Cos., Inc.                                                                     27,358,874
                                                                                                                 --------------
                                                                                                                    109,851,369

Consumer Services (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
              486,685   McDonald's Corp.                                                                             31,938,703

Electronics and Electrical Equipment (3.7%)
-------------------------------------------------------------------------------------------------------------------------------
              265,440   Eaton Corp.                                                                                  23,839,830
              386,085   Emerson Electric Co.                                                                         23,454,664
            1,153,900   Texas Instruments, Inc.                                                                      59,281,613
                                                                                                                 --------------
                                                                                                                    106,576,107

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
              398,545   Viacom, Inc. Class B (NON)                                                                   21,919,975

Food and Beverages (6.1%)
-------------------------------------------------------------------------------------------------------------------------------
              374,950   General Mills, Inc.                                                                          25,590,338
              623,800   Heinz (H.J.) Co.                                                                             33,100,388
              687,945   PepsiCo, Inc.                                                                                28,076,755
              544,185   Quaker Oats Co. (The)                                                                        31,392,672
              427,070   Sara Lee Corp.                                                                               25,143,746
            1,400,195   Whitman Corp.                                                                                30,366,729
                                                                                                                 --------------
                                                                                                                    173,670,628

Health Care (0.7%)
-------------------------------------------------------------------------------------------------------------------------------
              308,900   WellPoint Health Networks, Inc. (NON)                                                        20,078,500

Insurance and Finance (21.1%)
-------------------------------------------------------------------------------------------------------------------------------
              180,465   Ahmanson (H.F.) & Co.                                                                        13,760,456
              178,405   American Express Co.                                                                         18,308,813
              462,890   American General Corp.                                                                       31,071,491
              467,665   AON Corp.                                                                                    29,959,789
              269,680   BankBoston Corp.                                                                             28,417,530
              231,715   Bankers Trust New York Corp. (CUS)                                                           28,616,803
              446,068   CIGNA Corp.                                                                                  30,555,658
              330,905   Citicorp                                                                                     49,346,200
              277,845   Crestar Financial Corp.                                                                      15,958,722
              352,345   Federal National Mortgage Association                                                        21,096,657
              369,760   First Chicago NBD Corp.                                                                      32,330,890
              275,600   Firstar Corp.                                                                                10,111,075
              166,815   Fleet Financial Group, Inc.                                                                  13,678,830
              481,755   Hibernia Corp. Class A                                                                       10,116,855
              591,240   KeyCorp                                                                                      22,430,168
              217,665   Mercantile Bancorporation, Inc.                                                              11,128,123
              239,220   Merrill Lynch & Co., Inc.                                                                    21,410,190
              240,075   Morgan (J.P.) & Co., Inc.                                                                    29,814,314
              316,680   National City Corp.                                                                          21,455,070
              593,990   PNC Bank Corp.                                                                               34,302,923
              212,685   Summit Bancorp                                                                               10,660,836
              154,330   SunTrust Banks, Inc.                                                                         12,192,070
              254,000   The Equitable Companies, Inc.                                                                17,494,250
              381,445   Travelers Group, Inc.                                                                        23,268,145
              240,330   Union Planters Corp.                                                                         14,059,305
              289,030   Washington Mutual, Inc.                                                                      20,412,744
               87,270   Wells Fargo & Co.                                                                            31,548,105
                                                                                                                 --------------
                                                                                                                    603,506,012

Medical Supplies and Devices (1.4%)
-------------------------------------------------------------------------------------------------------------------------------
              700,610   Baxter International, Inc.                                                                   40,066,134

Metals and Mining (0.9%)
-------------------------------------------------------------------------------------------------------------------------------
              358,525   Aluminum Co. of America                                                                      24,872,672

Oil and Gas (10.3%)
-------------------------------------------------------------------------------------------------------------------------------
              703,490   Amoco Corp.                                                                                  29,414,676
              334,400   Atlantic Richfield Co.                                                                       26,375,800
              420,637   British Petroleum PLC ADR (United Kingdom)                                                   37,278,954
              335,364   Coastal Corp.                                                                                23,643,162
              188,600   Cooper Cameron Corp. (NON)                                                                   11,221,700
              415,275   Elf Aquitane ADR (France)                                                                    28,472,292
              497,048   Exxon Corp.                                                                                  35,041,884
              525,095   Kerr-McGee Corp.                                                                             33,212,259
              350,340   Mobil Corp.                                                                                  27,326,520
              492,155   Sonat, Inc.                                                                                  19,286,324
              705,345   Tosco Corp.                                                                                  22,394,704
                                                                                                                 --------------
                                                                                                                    293,668,275

Packaging and Containers (1.5%)
-------------------------------------------------------------------------------------------------------------------------------
              986,170   Owens-Illinois, Inc. (NON)                                                                   44,316,014

Paper and Forest Products (1.2%)
-------------------------------------------------------------------------------------------------------------------------------
              657,260   Boise Cascade Corp.                                                                          21,936,053
              353,055   International Paper Co.                                                                      16,240,530
                                                                                                                 --------------
                                                                                                                     38,176,583
Pharmaceuticals (8.2%)
-------------------------------------------------------------------------------------------------------------------------------
              845,734   American Home Products Corp.                                                                 40,859,524
              402,075   Bristol-Myers Squibb Co.                                                                     43,223,063
              280,913   Glaxo Wellcome PLC ADR (United Kingdom)                                                      15,151,745
              405,065   Johnson & Johnson                                                                            27,974,802
              407,275   Merck & Co., Inc.                                                                            47,676,630
            1,364,900   Pharmacia & Upjohn, Inc.                                                                     60,311,519
                                                                                                                 --------------
                                                                                                                    235,197,283

Photography (1.0%)
-------------------------------------------------------------------------------------------------------------------------------
              407,230   Eastman Kodak Co.                                                                            29,066,041

Publishing (1.8%)
-------------------------------------------------------------------------------------------------------------------------------
              280,000   McGraw-Hill, Inc.                                                                            21,892,500
              441,705   Times Mirror Co. Class A                                                                     28,269,120
                                                                                                                 --------------
                                                                                                                     50,161,620

Real Estate (0.7%)
-------------------------------------------------------------------------------------------------------------------------------
              433,097   Starwood Lodging Trust                                                                       20,436,765

Retail (3.2%)
-------------------------------------------------------------------------------------------------------------------------------
            1,641,680   K mart Corp. (NON)                                                                           31,807,550
              376,100   Penney (J.C.) Co., Inc.                                                                      27,008,681
              178,620   Sears, Roebuck & Co.                                                                         11,040,949
              791,235   Toys R Us (NON)                                                                              20,967,728
                                                                                                                 --------------
                                                                                                                     90,824,908

Transportation (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
              216,300   UAL Corp. (NON)                                                                              17,182,331

Utilities (6.2%)
-------------------------------------------------------------------------------------------------------------------------------
              555,005   American Telephone & Telegraph Co.                                                           33,785,929
              615,055   Ameritech Corp.                                                                              26,101,397
              413,795   GTE Corp.                                                                                    24,129,421
              859,350   SBC Communications, Inc.                                                                     33,407,231
              411,490   Sprint Corp.                                                                                 29,524,408
              595,140   US West Communications Group                                                                 30,203,355
                                                                                                                 --------------
                                                                                                                    177,151,741
                                                                                                                 --------------
                        Total Common Stocks  (cost $2,449,319,411)                                               $2,802,120,881

SHORT-TERM INVESTMENTS (2.1%) (a) (cost $60,027,500)
PRINCIPAL AMOUNT                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
          $60,000,000   Interest in $453,400,000 joint repurchase agreement
                          dated May 29, 1998 with First Boston due June 1, 1998
                          with respect to various U.S. Treasury obligations --
                          maturity value of $60,027,500 for an effective yield
                          of 5.5%                                                                                $   60,027,500
-------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $2,509,346,911) (b)                                              $2,862,148,381
-------------------------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $2,863,651,920.

(b)   The aggregate identified cost on a tax basis is $2,511,083,061, resulting in gross unrealized appreciation and depreciation of $421,844,973 and $70,779,653, respectively, or net unrealized appreciation of $351,065,320.

(NON) Non-income-producing security.

(CUS) This entity provides subcustodian services to the fund.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
-------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,509,346,911) (Note 1)                                          $2,862,148,381
-------------------------------------------------------------------------------------------------
Cash                                                                                    4,925,377
-------------------------------------------------------------------------------------------------
Dividends and other receivables                                                         4,196,611
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  6,119,181
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          9,504,690
-------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                 42,036
-------------------------------------------------------------------------------------------------
Total assets                                                                        2,886,936,276

Liabilities
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                                       14,360,488
-------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              2,368,228
-------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            3,706,629
-------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                545,210
-------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                              24,664
-------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                5,328
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  2,004,917
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    268,892
-------------------------------------------------------------------------------------------------
Total liabilities                                                                      23,284,356
-------------------------------------------------------------------------------------------------
Net assets                                                                         $2,863,651,920

Represented by
-------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $2,327,386,921
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (8,298,720)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 191,762,249
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            352,801,470
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $2,863,651,920

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,223,887,731 divided by 82,951,790 shares)                                              $14.75
-------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.75)*                                    $15.65
-------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,468,673,846 divided by 100,340,534 shares)**                                           $14.64
-------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($171,090,343 divided by 11,650,273 shares)                                                $14.69
-------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.69)*                                    $15.22
-------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1998 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------------
Dividends                                                                            $ 24,803,181
-------------------------------------------------------------------------------------------------
Interest                                                                                1,705,998
-------------------------------------------------------------------------------------------------
Total investment income                                                                26,509,179

Expenses:
-------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        6,945,478
-------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          2,368,689
-------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                         19,041
-------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                           14,996
-------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   1,446,896
-------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   6,898,563
-------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     614,215
-------------------------------------------------------------------------------------------------
Amortization of organization costs (Note 1)                                                14,189
-------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    88,040
-------------------------------------------------------------------------------------------------
Registration fees                                                                         122,889
-------------------------------------------------------------------------------------------------
Auditing                                                                                   28,875
-------------------------------------------------------------------------------------------------
Legal                                                                                      11,813
-------------------------------------------------------------------------------------------------
Postage                                                                                    86,494
-------------------------------------------------------------------------------------------------
Other                                                                                     154,503
-------------------------------------------------------------------------------------------------
Total expenses                                                                         18,814,681
-------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (194,619)
-------------------------------------------------------------------------------------------------
Net expenses                                                                           18,620,062
-------------------------------------------------------------------------------------------------
Net investment income                                                                   7,889,117
-------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      189,890,189
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           34,078,708
-------------------------------------------------------------------------------------------------
Net gain on investments                                                               223,968,897
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $231,858,014
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                 Six months ended        Year ended
                                                                                           May 31       November 30
                                                                                             1998*             1997
-------------------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $     7,889,117    $   19,766,887
-------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      189,890,189       220,726,778
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             34,078,708       144,052,724
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  231,858,014       384,546,389
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (9,071,845)      (12,425,842)
-------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (6,204,486)       (8,358,230)
-------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (911,506)       (1,304,870)
-------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                           (90,474,399)      (36,557,662)
-------------------------------------------------------------------------------------------------------------------
    Class B                                                                          (108,192,810)      (44,191,902)
-------------------------------------------------------------------------------------------------------------------
    Class M                                                                           (13,079,516)       (5,533,255)
-------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     414,277,012       673,059,214
-------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          418,200,464       949,233,842

Net assets
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 2,445,451,456     1,496,217,614
-------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $8,298,720 and $--, respectively)                      $2,863,651,920    $2,445,451,456
-------------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                                       Jan. 5, 1995+
operating performance                                           (Unaudited)           Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.87           $13.11           $11.01            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .08              .19(d)           .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.20             2.52             2.41             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.28             2.71             2.64             2.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.12)            (.20)            (.21)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.28)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.40)            (.95)            (.54)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.75           $14.87           $13.11           $11.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             9.49*           22.29            24.95            30.62*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,223,888       $1,051,276         $637,204         $250,328
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .49*            1.00             1.09             1.35*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .50*            1.40             1.92             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               43.91*           74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0487           $.0464           $.0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                                       Jan. 5, 1995+
operating performance                                           (Unaudited)           Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.77           $13.03           $10.96            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .02(d)           .09(d)           .15              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.20             2.51             2.39             2.42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.22             2.60             2.54             2.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.07)            (.11)            (.14)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.28)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.35)            (.86)            (.47)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.64           $14.77           $13.03           $10.96
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             9.09*           21.42            23.98            29.72*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,468,674       $1,242,817         $763,438         $259,789
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .86*            1.75             1.84             2.03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .12*             .65             1.17             1.36*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               43.91*           74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0487           $.0464           $.0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                                       Jan. 5, 1995+
operating performance                                           (Unaudited)           Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.81           $13.06           $10.98            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .04              .13(d)           .18              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.20             2.51             2.39             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 1.24             2.64             2.57             2.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.08)            (.14)            (.16)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.28)            (.75)            (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.36)            (.89)            (.49)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.69           $14.81           $13.06           $10.98
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             9.26*           21.73            24.28            30.04*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $171,090         $151,359          $95,576          $33,406
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .74*            1.50             1.59             1.80*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .25*             .90             1.42             1.58*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               43.91*           74.51            83.97            64.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0487           $.0464           $.0493
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth and Income Fund II, the ("fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares within approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $194,619 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,120 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $680,307 and $44,396 from the sale of class A and class M shares, respectively and $957,391 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $3,278 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,338,150,644 and $1,153,456,977, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,668,531     $169,263,306
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,092,618       95,894,488
------------------------------------------------------------
                                 18,761,149      265,157,794

Shares
repurchased                      (6,489,620)     (94,793,651)
------------------------------------------------------------
Net increase                     12,271,529     $170,364,143
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      31,912,148     $434,634,472
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,784,210       46,863,432
------------------------------------------------------------
                                 35,696,358      481,497,904

Shares
repurchased                     (13,613,217)    (185,945,372)
------------------------------------------------------------
Net increase                     22,083,141     $295,552,532
------------------------------------------------------------

                                        Six months ended
                                          May 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      14,445,918     $207,806,333
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,033,001      107,821,328
------------------------------------------------------------
                                 22,478,919      315,627,661

Shares
repurchased                      (6,304,379)     (91,339,259)
------------------------------------------------------------
Net increase                     16,174,540     $224,288,402
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      30,995,406     $418,909,565
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,093,460       49,913,988
------------------------------------------------------------
                                 35,088,866      468,823,553

Shares
repurchased                      (9,505,745)    (129,716,865)
------------------------------------------------------------
Net increase                     25,583,121     $339,106,688
------------------------------------------------------------

                                          Six months ended
                                            May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,543,045      $22,365,187
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       986,568       13,276,790
------------------------------------------------------------
                                  2,529,613       35,641,977

Shares
repurchased                      (1,099,452)     (16,017,510)
------------------------------------------------------------
Net increase                      1,430,161      $19,624,467
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,870,639      $52,464,122
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       525,237        6,444,001
------------------------------------------------------------
                                  4,395,876       58,908,123

Shares
repurchased                      (1,492,876)     (20,508,129)
------------------------------------------------------------
Net increase                      2,903,000      $38,399,994
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth and Income Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA023-43750 949/990/096   7/98